Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 196	$ 467	$ 1,398
Accounts receivable	11,904	10,579	8,172
Inventories	14,887	14,912	13,711
Income taxes receivable	68	69	517
Deferred income taxes	820	563	753
Prepaid expenses and other current assets	1,438	885	421
Current assets of discontinued operations		47	457
Total current assets	29,312	27,522	25,429
Property, plant and equipment	11,679	10,937	9,983
Noncurrent deferred income taxes	654	700	679
Other assets	795	798	300
Intangible assets	5,231	5,329	5,585
Goodwill	7,931	6,892	6,862
Total assets	55,603	52,178	48,838
Current Liabilities
Bank overdrafts	1,150
Accounts payable and accrued liabilities	12,382	12,044	11,316
Current maturities of long-term debt and capital lease obligations	9,756	7,335	8,870
Income taxes payable	619	1,135	445
Current liabilities of discontinued operations		125	554
Total current liabilities	23,907	20,639	21,185
Long-term debt and capital lease obligations, net of current maturities	9,173	9,795	9,015
Pension deficit	749	837	569
Noncurrent deferred income taxes	2,950	2,992	3,301
Total liabilities	36,779	34,263	34,070
Commitments
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6	6
Additional paid-in capital	8,143	8,065	7,795
Accumulated other comprehensive loss	(1,018)	(936)	(823)
Retained earnings	11,693	10,780	7,790
Total shareholders' equity	18,824	17,915	14,768
Total liabilities and shareholders' equity	$ 55,603	$ 52,178	$ 48,838